Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Stockholders' Equity [Abstract]
Net unrealized investment losses/gains, tax	$ (47,383)	$ (131,229)	$ 136,967
Reclassification adjustment for net realized losses/gains included in net income, tax	$ (2,069)	$ (7,137)	$ 29,090